Note 4 - Vessels, Net (Details Textual) - USD ($)					12 Months Ended
	Sep. 08, 2023	Sep. 08, 2022	Apr. 18, 2022	Jan. 12, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payments to Acquire Vessel					$ 65,286,558	$ 37,786,324	$ 36,823,327
Gain (Loss) on Disposition of Property Plant Equipment, Total					(0)	2,856,525	$ (0)
Water Ballast Treatment Systems [Member]
Vessel Improvements						610,000
Smart Bunkers Monitoring Systems [Member]
Vessel Improvements					$ 130,000	220,000
M/V Molyvos Luck [Member]
Payments to Acquire Vessel				$ 21,214,125
M/V Santa Cruz [Member]
Payments to Acquire Vessel			$ 15,754,264
M/V Yannis Pittas [Member]
Payments to Acquire Vessel	$ 21,144,816
M/V Christos K [Member]
Payments to Acquire Vessel	22,095,232
M/V Maria [Member]
Payments to Acquire Vessel	$ 22,103,421
M/V Pantelis [Member]
Proceeds From Sale of Vessel		$ 9,372,443
Gain (Loss) on Disposition of Property Plant Equipment, Total						$ 2,856,525